INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES, NET
Schedule of Inventories

	As of December 31,
	2019	2020
	RMB	RMB
Raw materials	275,583	373,690
Work in process	176,417	233,274
Finished goods	441,806	610,573
Inventories, net	893,806	1,217,537